Description of Organization and Business Operations (Details) - USD ($)				8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2020	Feb. 07, 2020	Aug. 07, 2018	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Feb. 10, 2020
Description of Organization and Business Operations (Details) [Line Items]
Purchase price	$ 420,000,000
Transaction costs amounted	$ 18,952		$ 11,532,114
Initial public offering shares amount				$ 25,000
Underwriting fees			4,000,000
Deferred underwriting fees			7,000,000		$ 7,000,000	$ 7,000,000
Other costs			$ 532,114
Cash was held outside of the Trust Account						$ 1,287,406
Initial public offering, description						The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company must complete an initial Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting fees and taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
Public share price (in Dollars per share) (in Dollars per share)						$ 10.00
Net tangible assets of business combination						$ 5,000,001
Percentage of restricted redeeming shares						15.00%
Company's obligation to redeemed, percentage						100.00%
Business combination of public offering, description						If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Number of States in which Entity Operates						100,000
Unsecured promissory note							$ 2,639,394
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description		the Company’s stockholders approved an amendment to its Amended and Restated Certificate of Incorporation (the “Charter”) to extend the period of time for which the Company is required to consummate a Business Combination to June 10, 2020 (the “Extended Date”). The number of shares of common stock presented for redemption in connection with the extension was 4,589. The Company paid cash in the aggregate amount of $47,175, or approximately $10.28 per share, to redeeming stockholders. The Company agreed to deposit $0.033 for each Public Share outstanding that was not redeemed for each of the four consecutive monthly periods of the extension, assuming the Company takes the full time through the Extended Date to complete a Business Combination. In February and March 2020, the Company deposited $0.033 for each Public Share outstanding that was not converted, or an aggregate of $1,319,697 into the Trust Account. The Company issued an unsecured promissory note to the Sponsor in the aggregate amount of $2,639,394 in order to fund the extension payments (see Note 10).
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Unsecured promissory note		$ 2,639,394
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated the initial public offering (in Shares) (in Shares)			20,000,000
Total gross proceeds initial public offering			$ 200,000,000
Consummated the sale of an aggregate (in Shares) (in Shares)			655,000		20,000,000	20,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated the sale of an aggregate (in Shares) (in Shares)						100,000
Sale of stock shares price (in Dollars per share)		$ 10.00	$ 10.00
Total gross proceeds of private placement					$ 6,550,000	$ 6,550,000
Initial public offering shares amount			$ 200,000,000
Private Placement [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Total gross proceeds of private placement			$ 6,550,000